INTANGIBLE ASSETS - Schedule Distinguishes Finite and Indefinite Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Net book value of assets with finite useful lives	$ 11,525	$ 9,129
Net book value of assets with indefinite useful lives	120,011	87,200
Domain names and related websites
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Net book value of assets with indefinite useful lives	108,486	78,071
Customer contracts
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Net book value of assets with finite useful lives	6,573	4,964
Internally developed intangibles
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Net book value of assets with finite useful lives	4,538	4,165
Software
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Net book value of assets with finite useful lives	$ 414	$ 0